Leases - Gross difference (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases
Total future lease payments	$ 26,681
Less: imputed interest	(1,449)
Total lease liabilities	$ 25,232	$ 37,500